Borrowings (Narrative) (Details) € in Millions, £ in Millions, $ in Millions	Oct. 26, 2015 GBP (£)	Oct. 26, 2015 USD ($)	Sep. 21, 2015 USD ($)	May. 28, 2015 EUR (€)	Dec. 31, 2015 USD ($)	Dec. 02, 2015 USD ($)	Oct. 26, 2015 USD ($)	Oct. 19, 2015 USD ($)	Oct. 09, 2015 USD ($)	May. 28, 2015 GBP (£)	Dec. 31, 2014 USD ($)
Long Term Debt Other Disclosures [Abstract]
Unsecured Long-Term Debt, Noncurrent | €				€ 3,150
Debt Conversion [Abstract]
Private offers to exchange certain outstanding debt for new notes			$ 30,000
Increase Exchange Offers Of Certain Outstanding Debt For New Notes								$ 6,000
Outstanding notes being tendered for exchange and settled		$ 36,000
Outstanding principal					$ 36,000		$ 31,000
Premium					4,500		5,000
Short-term borrowings					$ 49,892						$ 70,425
0.964% six months notes due in 2016
Debt Conversion [Abstract]
Outstanding notes being tendered for exchange and settled		$ 15,268
Outstanding principal							15,300
Debt Conversion Converted Instrument Rate	0.964%	0.964%
Debt Conversion Converted Instrument Expiration Or Due Month and Year	Apr. 30, 2016	Apr. 30, 2016
1.363% six months notes due in 2016
Debt Conversion [Abstract]
Outstanding notes being tendered for exchange and settled | £	£ 778
Outstanding principal | £	£ 800
Debt Conversion Converted Instrument Rate	1.363%	1.363%
Debt Conversion Converted Instrument Expiration Or Due Month and Year	Apr. 30, 2016	Apr. 30, 2016
2.342% notes due in 2020
Debt Conversion [Abstract]
Outstanding notes being tendered for exchange and settled		$ 6,107
Outstanding principal							6,100
Debt Conversion Converted Instrument Rate	2.342%	2.342%
Debt Conversion Converted Instrument Expiration Or Due Date Year	2020	2020
3.373% notes due in 2025
Debt Conversion [Abstract]
Outstanding notes being tendered for exchange and settled		$ 1,979
Outstanding principal							2,000
Debt Conversion Converted Instrument Rate	3.373%	3.373%
Debt Conversion Converted Instrument Expiration Or Due Date Year	2025	2025
4.418% notes due in 2035
Debt Conversion [Abstract]
Outstanding notes being tendered for exchange and settled		$ 11,465
Outstanding principal							11,500
Debt Conversion Converted Instrument Rate	4.418%	4.418%
Debt Conversion Converted Instrument Expiration Or Due Date Year	2035	2035
Six Months Notes
Debt Conversion [Abstract]
Outstanding notes being tendered for exchange and settled		$ 16,160
Short-term borrowings							$ 1,297
Senior Unsecured Debt
Long Term Debt Other Disclosures [Abstract]
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months									$ 2,000
Intercompany Payable To GE [Member]
Debt Conversion [Abstract]
Long term debt securities and commercial paper						$ 92,600
Intercompany Payable To GE [Member] | Six Months Notes
Debt Conversion [Abstract]
Long-term borrowings						$ 14,900
Notes Due In 2020 | Senior Unsecured Debt
Long Term Debt Other Disclosures [Abstract]
Long-term Debt, Percentage Bearing Fixed Interest, Amount | £										£ 650
Debt Instrument, Maturity Date				Dec. 31, 2020
Notes Due in 2023 | Senior Unsecured Debt
Long Term Debt Other Disclosures [Abstract]
Long-term Debt, Percentage Bearing Fixed Interest, Amount | €				€ 1,250
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate				1.25%						1.25%
Debt Instrument, Maturity Date				Dec. 31, 2023
Notes Due in 2027 | Senior Unsecured Debt
Long Term Debt Other Disclosures [Abstract]
Long-term Debt, Percentage Bearing Fixed Interest, Amount | €				€ 1,250
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate				1.875%						1.875%
Debt Instrument, Maturity Date				Dec. 31, 2027